PENSION PLANS (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Type of expected yield from the plan's assets	UF + 2.50% annual	UF + 2.50% annual	UF + 2.50% annual
Type of yield expected from the reimbursement rights	UF + 2.50% annual	UF + 2.50% annual	UF + 2.50% annual